Financial instruments and related disclosures - Effectiveness of Hedging Relationships (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Amount of hedge ineffectiveness recognised in profit or loss	£ 0	£ (15)	£ 0
Pre-hedging of long-term interest rates | Matured in the past period
Disclosure of detailed information about financial instruments [line items]
Hedging gains/(losses) recognised in reserves	(3)	0
Amount of hedge ineffectiveness recognised in profit or loss	0	0
Hedged future cash flows no longer expected to occur	0	0
Due to hedged item affecting profit or loss	£ 4	£ 4